Related party transactions and balances not disclosed elsewhere in the financial statements (Narrative) (Details) - Common equity holders, directors and officers [Member] - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		$ 120,501
Amounts receivable, related party transactions			$ 75,612
Management services agreement [Member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party		The Company was obligated to pay for these services on a quarterly basis amounting to the lesser of; i) $2.00 per produced barrel of oil equivalent (converting natural gas to BOE equivalent of 6:1), and ii) 0.375% of measured assets as defined in the credit agreement.
Fees paid		$ 287,126
Letter Agreement [Member]
Disclosure of transactions between related parties [line items]
Payment of annual fee on quarterly basis	$ 1,000,000
Paid via payroll credit		215,080
Cash paid		$ 451,587